Intangible Assets (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Amortization expense	$ 72,646	$ 114,879
Impairment loss	$ 0	$ 350,000
Minimum [Member]
Intangible Assets Remaining amortized life	9 years
Amortization of long-lived asset on straight line basis	13 years
Maximum [Member]
Intangible Assets Remaining amortized life	17 years
Amortization of long-lived asset on straight line basis	20 years